Organization, Basis of Presentation and Liquidity (Details Narrative) - USD ($)			3 Months Ended
	Mar. 19, 2024	Mar. 14, 2024	Mar. 31, 2024	Mar. 22, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional capital					$ 10,100,000
Accumulated deficit					33,176,628		$ 38,446,482
AgeX Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit					131,013,000		$ 116,210,000
Cash Equivalents, at Carrying Value					$ 300,000
AgeX Therapeutics Inc [Member] | Juvenescence [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership, percentage					75.60%
AgeX Therapeutics Inc [Member] | ReCyte Therapeutics, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership, percentage					100.00%
AgeX Therapeutics Inc [Member] | NeuroAirmid [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership, percentage					50.00%
AgeX Therapeutics Inc [Member] | Juvenescence Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowing amount						$ 10,000,000
AgeX Therapeutics Inc [Member] | Serina Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan amount						$ 10,000,000
AgeX Therapeutics Inc [Member] | ReCyte Therapeutics, Inc. [Member] | AgeX [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership, percentage					94.80%
Subsequent Event [Member] | AgeX Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split ratio		1 for 35.17
Common stock shares outstanding		2,500,000
Warrant or Right, Reason for Issuance, Description	AgeX issued to each holder of AgeX common stock as of the dividend record date, March 18, 2024, three warrants (“Post-Merger Warrants”) for each five shares of AgeX common stock held by such stockholder. Each Post-Merger Warrant will be exercisable for one unit of AgeX (“AgeX Unit”) at a price equal to $13.20 per unit and will expire on July 31, 2025. Each AgeX Unit will consist of (i) one share of AgeX common stock and (ii) one warrant (“Incentive Warrant”). Each Incentive Warrant will be exercisable for one share of AgeX common stock at a price equal to $18.00 per warrant and will expire on the four-year anniversary of the closing date of the Merger
Share based compensation arrangement, description			Immediately following the Merger, equity holders of Serina immediately prior to the closing of the Merger are expected to own approximately 75% of the outstanding shares of common stock of AgeX, and stockholders of AgeX immediately prior to the closing of the Merger are expected to own approximately 25% of the outstanding shares of common stock of AgeX, with Serina as a wholly-owned subsidiary, in each case, on a pro forma fully diluted basis, subject to certain assumptions and exclusions, including the Actual Closing Price (as defined in the Merger Agreement) of AgeX common stock being equal to or greater than $12.00 per share excluding the impact of any Post-Merger Warrant, Incentive Warrant or the issuance of any shares of AgeX common stock upon exercise of any Post-Merger Warrants or Incentive Warrants.
Additional capital			$ 15,000,000
Subsequent Event [Member] | AgeX Therapeutics Inc [Member] | Juvenescence [Member] | Loan Facility Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 4,400,000